Invesco Charter Fund
Fund Summaries - INVESCO CHARTER FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Charter Fund Class S, Invesco Charter Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Charter Fund Class S, Invesco Charter Fund
Management Fees	[1]	0.61%
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.26%
Total Annual Fund Operating Expenses		1.02%
[1]	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Charter Fund Class S, Invesco Charter Fund	Class S	104	325	563	1,248

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

The Fund can invest in derivatives, including index futures and forward foreign currency contracts.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended December 31, 2010): 8.59% Worst Quarter (ended September 30, 2011): -13.58%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Charter Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class S, Invesco Charter Fund	Class S shares: Inception (9/25/2009)	[1]	Return Before Taxes		0.04%	1.78%	4.18%	Sep. 25, 2009
Return After Taxes on Distributions Class S, Invesco Charter Fund	Class S shares: Inception (9/25/2009)	[1]	Return After Taxes on Distributions		(0.07%)	1.64%	4.07%	Sep. 25, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class S, Invesco Charter Fund	Class S shares: Inception (9/25/2009)	[1]	Return After Taxes on Distributions and Sale of Fund Shares		0.17%	1.51%	3.63%	Sep. 25, 2009
Summary - Invesco Charter and Summit Fund, Class S S&P 500 Index			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Summary - Invesco Charter and Summit Fund, Class S Russell 1000 Index			Russell 1000® Index	(reflects no deductions for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Summary - Invesco Charter and Summit Fund, Class S Lipper Large-Cap Core Funds Index			Lipper Large-Cap Core Funds Index		0.09%	(0.60%)	2.16%
[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is November 26, 1968.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Invesco Summit Fund
Fund Summaries - INVESCO SUMMIT FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Summit Fund Class S, Invesco Summit Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Summit Fund Class S, Invesco Summit Fund
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.97%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Summit Fund Class S, Invesco Summit Fund	Class S	99	309	536	1,190

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio manager focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio manager actively manages the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio manager looks for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio manager considers selling a security if fundamental business prospects deteriorate, quantitative rank delaines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended September 30, 2010): 11.72% Worst Quarter (ended September 30, 2011): -16.76%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Summit Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class S, Invesco Summit Fund	Class S shares: Inception (9/25/2009)	[1]	Return Before Taxes		(4.62%)	(0.71%)	1.56%	Sep. 25, 2009
Return After Taxes on Distributions Class S, Invesco Summit Fund	Class S shares: Inception (9/25/2009)	[1]	Return After Taxes on Distributions		(4.67%)	(1.01%)	1.29%	Sep. 25, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class S, Invesco Summit Fund	Class S shares: Inception (9/25/2009)	[1]	Return After Taxes on Distributions and Sale of Fund Shares		(3.00%)	(0.65%)	1.30%	Sep. 25, 2009
Summary - Invesco Charter and Summit Fund, Class S S&P 500 Index			S&P 500® Index (from 10/31/2005)	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.82%	Oct. 31, 2005
Summary - Invesco Charter and Summit Fund, Class S Russell 1000 Growth Index			Russell 1000® Growth Index (from 10/31/2005)	(reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	4.13%	Oct. 31, 2005
Summary - Invesco Charter and Summit Fund, Class S Lipper Multi-Cap Growth Funds Index			Lipper Multi-Cap Growth Funds Index (from 10/31/2005)		(4.02%)	0.87%	3.09%	Oct. 31, 2005
[1]	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers. The inception date of the Fund's Class A shares is October 31, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.